Intangible assets - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
HMH Holding BV And Subsidiaries [Member]
Intangible Asset, Finite-Lived [Line Items]
Amortization expense	$ 24.3	$ 20.7